Variable Interest Entities and Securitizations - Additional Information (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2020	Mar. 31, 2020
Variable Interest Entity [Line Items]
Long-term debt	¥ 11,049,044	¥ 10,346,152
Noncontrolling interests	390,077	663,259
Consolidated VIEs
Variable Interest Entity [Line Items]
Noncontrolling interests	275,000	541,000
Debt Instrument [Member]
Variable Interest Entity [Line Items]
Long-term debt	317,000	356,000
Assets associated with securitization transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	174,000	176,000
Assets associated with loan participation transactions
Variable Interest Entity [Line Items]
Transferred assets continue to be carried on the consolidated balance sheets	¥ 142,000	¥ 153,000